Commitments and Contingencies - Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Short-term Investments	$ 172,604	$ 210,000
Net income (loss)	517,423	189,360	$ (3,368)
Net operating cash flow	633,456	199,154	78,116
Working capital deficit	(749,100)
Current portion of long-term debt	0	21,184
Net operating cash flow - continuing operations	633,456	172,288	(141,905)
Income (loss) from continuing operations	$ 517,423	$ 209,636	$ (277,463)